Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 17.19%
FHLB	3.00%	9-1-2034	$652,761	$ 689,093
FHLB	3.00	8-1-2050	2,478,806	2,608,888
FHLMC (12 Month LIBOR +1.33%) ±	1.70	1-1-2036	9,388	9,796
FHLMC	3.00	6-1-2050	1,366,884	1,428,590
FHLMC	3.00	7-1-2050	2,788,974	2,945,661
FHLMC	3.00	8-1-2050	1,336,478	1,406,737
FHLMC	3.50	12-1-2045	1,362,230	1,461,028
FHLMC	3.50	12-1-2045	508,890	544,265
FHLMC	4.00	6-1-2044	1,086,641	1,187,009
FHLMC	4.00	5-1-2049	3,112,501	3,322,219
FHLMC	5.00	6-1-2036	141,197	161,977
FHLMC	5.00	8-1-2040	142,264	163,427
FHLMC	5.50	8-1-2038	31,989	37,226
FHLMC	5.50	12-1-2038	287,039	334,266
FHLMC	5.50	6-1-2040	460,678	533,169
FHLMC	8.00	2-1-2030	127	146
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	269,958	271,252
FHLMC Series K020 Class X1 ♀±±	1.47	5-25-2022	12,082,335	116,712
FHLMC Series T-42 Class A5	7.50	2-25-2042	1,144,041	1,407,814
FHLMC Series T-57 Class 2A1 ±±	3.73	7-25-2043	33,791	36,382
FHLMC Series T-59 Class 2A1 ±±	3.58	10-25-2043	166,265	209,576
FNMA ¤	0.00	8-6-2038	16,140,000	10,291,130
FNMA %%	1.50	6-17-2036	9,765,000	9,883,634
FNMA %%	2.00	6-17-2036	19,140,000	19,773,273
FNMA %%	2.00	6-14-2051	68,890,000	69,574,878
FNMA (12 Month LIBOR +1.73%) ±	2.23	9-1-2036	7,651	8,057
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	2.47	8-1-2036	402,337	427,571
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	2.48	11-1-2038	20,574	21,932
FNMA (12 Month LIBOR +1.61%) ±	2.50	3-1-2046	808,647	847,012
FNMA %%	2.50	6-14-2051	96,885,000	100,300,595
FNMA (12 Month LIBOR +1.78%) ±	2.52	8-1-2036	18,887	20,024
FNMA (12 Month LIBOR +1.61%) ±	2.52	5-1-2046	586,679	610,139
FNMA	3.00	11-1-2045	858,123	905,666
FNMA	3.00	12-1-2045	2,232,523	2,356,422
FNMA	3.00	12-1-2046	1,114,092	1,179,091
FNMA	3.00	8-1-2050	2,805,328	2,954,197
FNMA	3.02	2-1-2026	3,062,330	3,333,764
FNMA	3.27	7-1-2022	1,139,157	1,161,390
FNMA	3.48	3-1-2029	967,901	1,095,306
FNMA	3.50	10-1-2043	673,800	727,447
FNMA	3.50	4-1-2045	122,353	131,393
FNMA	3.50	8-1-2045	2,253,575	2,410,109
FNMA	3.50	3-1-2048	4,668,431	4,948,777
FNMA	3.62	3-1-2029	443,000	506,708
FNMA	3.63	3-1-2029	1,228,084	1,402,833
FNMA	3.77	3-1-2029	971,212	1,118,863
FNMA	3.77	3-1-2029	1,056,675	1,216,722
FNMA	3.95	9-1-2021	380,496	380,540
FNMA	4.00	2-1-2046	277,768	302,307
FNMA	4.00	4-1-2046	1,327,919	1,444,073
FNMA	4.00	6-1-2048	1,787,519	1,914,094
FNMA	4.00	2-1-2050	2,962,075	3,167,414
See accompanying notes to portfolio of investments

Wells Fargo Core Plus Bond Fund  |  1

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	4.50%	11-1-2048	$2,041,622	$ 2,209,881
FNMA	5.00	1-1-2024	17,474	18,208
FNMA	5.00	2-1-2036	15,033	17,264
FNMA	5.00	6-1-2040	47,900	54,957
FNMA	5.00	8-1-2040	889,890	1,001,313
FNMA	5.50	11-1-2023	13,802	14,360
FNMA	5.50	8-1-2034	56,755	65,678
FNMA	5.50	2-1-2035	17,523	20,302
FNMA	5.50	8-1-2038	93,615	104,344
FNMA	5.50	8-1-2038	172,950	192,792
FNMA	6.00	10-1-2037	322,263	381,962
FNMA	6.00	11-1-2037	20,066	23,836
FNMA	6.50	7-1-2036	14,621	17,144
FNMA	6.50	7-1-2036	5,000	5,843
FNMA	6.50	11-1-2036	2,244	2,514
FNMA	7.00	12-1-2022	4,616	4,642
FNMA	7.00	7-1-2036	5,420	5,705
FNMA	7.00	11-1-2037	3,065	3,506
FNMA	7.50	5-1-2038	1,824	1,847
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	4,943	5,936
FNMA Series 2003-W08 Class 4A ±±	3.82	11-25-2042	91,984	98,725
FNMA Series 2003-W14 Class 2A ±±	2.93	6-25-2045	60,346	63,982
FNMA Series 2003-W14 Class 2A ±±	3.88	1-25-2043	157,697	165,213
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	855,665	981,921
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	394,951	475,243
GNMA	2.00	6-21-2051	18,340,000	18,647,700
GNMA	2.50	6-21-2051	23,110,000	23,931,426
GNMA	3.00	11-20-2045	1,932,962	2,048,574
GNMA	3.00	4-20-2051	8,000,379	8,400,300
GNMA	3.50	9-20-2047	1,297,187	1,378,745
GNMA	3.50	12-20-2047	2,800,557	2,963,806
GNMA	4.00	12-20-2047	1,559,777	1,671,900
GNMA	4.50	8-20-2049	643,394	688,912
GNMA	5.00	7-20-2040	319,765	363,577
GNMA	7.50	12-15-2029	396	421
GNMA Series 2008-22 Class XM ♀±±	1.15	2-16-2050	675,411	17,508
International Development Finance Corporation	2.12	3-20-2024	4,635,000	4,759,375
STRIPS ¤	0.00	11-15-2027	1,795,000	1,653,227
STRIPS ¤	0.00	5-15-2044	9,270,000	5,326,141
TVA	5.88	4-1-2036	9,420,000	13,799,349
TVA Principal STRIPS ¤	0.00	4-1-2056	33,500,000	11,709,801
Total Agency securities (Cost $365,634,065)				366,588,474
Asset-backed securities: 4.93%
Ally Auto Receivables Trust Series 2019-1 Class A3	2.91	9-15-2023	2,682,153	2,713,345
American Credit Acceptance Receivables Trust Series 2019-4 Class D 144A	2.97	12-12-2025	6,000,000	6,202,024
AVIS Budget Rental Car Funding Series 2020-1A Class B 144A	2.68	8-20-2026	8,700,000	9,139,784
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR+1.05%) 144A±	1.21	11-20-2028	751,740	751,844
BlueMountain CLO Limited Series 2013-1A Class A1R2 (3 Month LIBOR+1.23%) 144A±	1.42	1-20-2029	1,350,426	1,350,680
See accompanying notes to portfolio of investments

2  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Dominos Pizza Master Issuer LLC Series 2015-1A Class A2 144A	4.47%	10-25-2045	$12,415,000	$ 13,066,912
ECMC Group Student Loan Trust Series 2020-3A Class A1B (1 Month LIBOR+1.00%) 144A±	1.11	1-27-2070	4,739,258	4,791,266
Finance of America HECM Buyout 2020 Series HB2 Class A7 144A±±	1.71	7-25-2030	5,470,852	5,505,546
Flagship Credit Auto Trust Series 2019-4 Class A 144A	2.17	6-17-2024	1,934,421	1,955,161
GLS Auto Receivables Trust Series 2A Class B 144A	3.16	6-16-2025	6,000,000	6,230,857
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	196,080	196,995
Hertz Vehicle Financing LLC Series 2016-2A Class A 144A	2.95	3-25-2022	664,328	666,404
Hertz Vehicle Financing LLC Series 2017-2A Class A 144A	3.29	10-25-2023	285,660	286,179
Hertz Vehicle Financing LLC Series 2018-1A Class A 144A	3.29	2-25-2024	309,009	310,074
Hertz Vehicle Financing LLC Series 2018-1A Class B 144A	3.60	2-25-2024	9,100,000	9,153,706
Hertz Vehicle Financing LLC Series 2018-2A Class A 144A	3.65	6-27-2022	205,817	206,847
Hertz Vehicle Financing LLC Series 2019-1A Class A 144A	3.71	3-25-2023	378,821	379,935
Octane Receivables Trust Series 2020-1A Class A 144A	1.71	2-20-2025	5,574,850	5,626,284
Ondeck Asset Securitization Trust Series 2021-1A Class A 144A	1.59	5-17-2027	5,000,000	5,053,866
Santander Drive Auto Receivables Trust Series 2021-1 Class C	0.75	2-17-2026	10,200,000	10,211,769
SLM Student Loan Trust Series 2004-1 Class A4 (3 Month LIBOR+0.26%) ±	0.44	10-27-2025	681,409	680,026
South Carolina Student Loan Corporation Series 2014-1 Class A1 (1 Month LIBOR+0.75%) ±	0.86	5-1-2030	1,613,358	1,613,733
SpringCastle America Funding LLC 144A	1.97	9-25-2037	5,097,194	5,166,261
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR+1.22%) 144A±	1.33	10-25-2027	448,387	450,798
Towd Point Asset Funding LLC Series 2019-HE1 Class A1 (1 Month LIBOR+0.90%) 144A±	0.99	4-25-2048	1,215,205	1,217,253
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR+0.60%) 144A±	0.71	1-25-2046	1,529,320	1,520,085
Toyota Auto Receivables Owner Trust Series 2017-D Class A4	2.12	2-15-2023	5,766,447	5,795,006
Volvo Financial Equipment LLC Series 2018-AA Class A (1 Month LIBOR+0.52%) 144A±	0.62	7-17-2023	2,590,000	2,591,748
Westlake Automobile Receivables Trust Series 2018-3A Class C 144A	3.61	10-16-2023	2,289,484	2,298,556
Westlake Automobile Receivables Trust Series 2019-2A Class A2A 144A	2.57	2-15-2023	66,573	66,648
Total Asset-backed securities (Cost $104,758,950)				105,199,592

See accompanying notes to portfolio of investments

Wells Fargo Core Plus Bond Fund  |  3

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Common stocks: 0.18%
Energy: 0.18%
Oil, gas & consumable fuels: 0.18%
Denbury Incorporated †	37,360	$ 2,503,867
Whiting Petroleum Corporation †	29,806	1,364,817
Total Common stocks (Cost $3,086,340)		3,868,684

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 24.78%
Communication services: 2.64%
Diversified telecommunication services: 0.47%
AT&T Incorporated 144A	3.55%	9-15-2055	$2,330,000	2,203,157
T Mobile USA Incorporated	3.30	2-15-2051	4,225,000	3,975,303
Verizon Communications Incorporated	3.55	3-22-2051	3,705,000	3,757,219
				9,935,679
Media: 1.42%
CCO Holdings LLC 144A	4.50	8-15-2030	1,500,000	1,528,545
Charter Communications Operating LLC %%	4.40	12-1-2061	5,000,000	5,056,443
Charter Communications Operating LLC	6.48	10-23-2045	655,000	861,908
Cinemark USA Incorporated	4.88	6-1-2023	2,000,000	2,002,000
Cinemark USA Incorporated 144A	5.88	3-15-2026	130,000	134,713
Compression Partners LP	6.88	9-1-2027	75,000	78,728
CSC Holdings LLC 144A	5.75	1-15-2030	2,000,000	2,087,600
Diamond Sports Group LLC 144A	5.38	8-15-2026	2,000,000	1,479,980
Diamond Sports Group LLC 144A	6.63	8-15-2027	2,040,000	1,165,921
Gray Television Incorporated 144A	4.75	10-15-2030	2,000,000	1,964,640
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	700,000	713,125
Nielsen Finance LLC 144A	5.88	10-1-2030	2,000,000	2,160,000
Omncom MNICOM Group Incorporated	2.60	8-1-2031	9,095,000	9,061,720
Townsquare Media Incorporated 144A	6.88	2-1-2026	2,000,000	2,112,500
				30,407,823
Wireless telecommunication services: 0.75%
Crown Castle Towers LLC 144A	3.22	5-15-2042	2,600,000	2,606,612
SBA Tower Trust 144A	1.63	11-15-2026	6,595,000	6,635,202
SBA Tower Trust 144A	3.72	4-9-2048	1,968,000	1,992,865
Sprint Spectrum Company 144A	4.74	9-20-2029	3,930,000	4,211,742
Sprint Spectrum Company 144A	5.15	9-20-2029	530,000	606,850
				16,053,271
Consumer discretionary: 1.44%
Automobiles: 0.64%
Ford Motor Company	9.00	4-22-2025	4,720,000	5,766,754
General Motors Company	5.95	4-1-2049	985,000	1,286,410
Nissan Motor Acceptance Corporation 144A	2.65	7-13-2022	1,843,000	1,877,234
Nissan Motor Company 144A	2.75	3-9-2028	4,650,000	4,659,601
				13,589,999
Hotels, restaurants & leisure: 0.65%
Carnival Corporation 144A	5.75	3-1-2027	330,000	350,625
See accompanying notes to portfolio of investments

4  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure (continued)
Carnival Corporation 144A	7.63%	3-1-2026	$950,000	$ 1,040,250
Genting New York LLC 144A	3.30	2-15-2026	3,920,000	3,922,076
Las Vegas Sands Corporation	3.90	8-8-2029	3,000,000	3,143,580
NCL Corporation Limited 144A	5.88	3-15-2026	135,000	140,738
NCL Corporation Limited 144A	12.25	5-15-2024	2,500,000	3,025,000
Royal Caribbean Cruises Limited	4.25	6-15-2023	1,150,000	1,676,700
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	650,000	684,125
				13,983,094
Household durables: 0.10%
KB Home Company	4.80	11-15-2029	2,000,000	2,143,860
Textiles, apparel & luxury goods: 0.05%
Tapestry Incorporated	4.25	4-1-2025	1,000,000	1,087,166
Consumer staples: 0.74%
Beverages: 0.10%
Anheuser-Busch InBev Worldwide Incorporated	4.60	4-15-2048	1,810,000	2,096,410
Food & staples retailing: 0.13%
7 Eleven Incorporated 144A	0.80	2-10-2024	2,800,000	2,797,406
Food products: 0.37%
CHS Incorporated 144A	6.00	1-15-2029	3,000,000	3,139,095
CHS Incorporated 144A	6.88	4-15-2029	3,000,000	3,062,280
Kraft Heinz Foods Company	4.88	10-1-2049	1,430,000	1,639,910
				7,841,285
Tobacco: 0.14%
Altria Group Incorporated	1.70	6-15-2025	2,000,000	2,553,372
Reynolds American Incorporated	7.00	8-4-2041	450,000	583,026
				3,136,398
Energy: 3.79%
Energy equipment & services: 0.44%
Alexander Funding Trust 144A	1.84	11-15-2023	2,805,000	2,847,696
Bristow Group Incorporated 144A	6.88	3-1-2028	3,000,000	3,075,000
Hilcorp Energy Company 144A	5.75	2-1-2029	225,000	230,996
Hilcorp Energy Company 144A	6.00	2-1-2031	225,000	232,821
Hilcorp Energy Company 144A	6.25	11-1-2028	1,900,000	1,995,000
USA Compression Partners LP	6.88	4-1-2026	1,000,000	1,049,950
				9,431,463
Oil, gas & consumable fuels: 3.35%
Aethon United 144A	8.25	2-15-2026	3,000,000	3,213,750
Antero Resources Corporation	5.00	3-1-2025	1,110,000	1,136,751
Apache Corporation	5.35	7-1-2049	2,250,000	2,306,903
Archrock Partners LP 144A	6.88	4-1-2027	1,300,000	1,378,000
Buckeye Partners LP	4.13	12-1-2027	1,300,000	1,293,500
Crestwood Midstream Partners LP 144A	5.63	5-1-2027	2,300,000	2,369,000
DCP Midstream Operating Company	5.13	5-15-2029	4,000,000	4,311,600
EnCana Corporation	6.50	2-1-2038	836,000	1,094,437
Encino Acquisition Partners Company 144A	8.50	5-1-2028	3,500,000	3,506,738
Energy Transfer Operating Partners LP	6.13	12-15-2045	1,330,000	1,602,417
See accompanying notes to portfolio of investments

Wells Fargo Core Plus Bond Fund  |  5

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
EnergyTransfer LP	4.00%	10-1-2027	$3,070,000	$ 3,354,649
EnLink Midstream Partners LP	4.15	6-1-2025	1,000,000	1,020,520
EnLink Midstream Partners LP	5.45	6-1-2047	1,100,000	964,810
EnLink Midstream Partners LP 144A	5.63	1-15-2028	145,000	150,938
EQT Corporation	3.90	10-1-2027	2,270,000	2,424,133
EQT Corporation	1.75	5-1-2026	1,750,000	2,780,400
Harvest Midstream LP 144A	7.50	9-1-2028	2,275,000	2,445,625
Murphy Oil Corporation	5.88	12-1-2027	2,050,000	2,115,395
Murphy Oil Corporation	6.38	7-15-2028	1,130,000	1,186,500
New Fortress Energy Incorporated 144A	6.50	9-30-2026	1,000,000	1,006,250
Occidental Petroleum Corporation	8.88	7-15-2030	4,100,000	5,255,790
Plains All American Pipeline LP	3.55	12-15-2029	1,680,000	1,743,588
Plains All American Pipeline LP	3.80	9-15-2030	3,215,000	3,382,737
Plains All American Pipeline LP	3.85	10-15-2023	3,400,000	3,599,373
Range Resources Corporation	9.25	2-1-2026	3,550,000	3,913,875
Rockies Express Pipeline LLC 144A	4.95	7-15-2029	1,975,000	2,026,390
Sabine Pass Liquefaction LLC	4.50	5-15-2030	1,235,000	1,399,928
Southwestern Energy Company	7.75	10-1-2027	1,250,000	1,357,125
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	1,400,000	1,428,000
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	2,445,000	2,669,549
Western Midstream Operating LP	6.50	2-1-2050	225,000	250,313
WPX Energy Incorporated	5.25	10-15-2027	4,482,000	4,796,636
				71,485,620
Financials: 8.16%
Banks: 2.19%
Bank of America Corporation (U.S. SOFR+1.37%) ±	1.92	10-24-2031	4,000,000	3,821,384
Bank of America Corporation (3 Month LIBOR+0.64%) ±	2.02	2-13-2026	5,000,000	5,189,248
Bank of America Corporation (U.S. SOFR+1.93%) ±	2.68	6-19-2041	1,610,000	1,521,249
Bank of America Corporation (U.S. SOFR+1.32%) ±	2.69	4-22-2032	7,000,000	7,097,504
Bank of America Corporation (3 Month LIBOR+3.90%) ʊ±	6.10	12-29-2049	2,590,000	2,915,013
Citigroup Incorporated (5 Year Treasury Constant Maturity+3.60%) ʊ±	4.00	12-10-2025	5,000,000	5,100,000
Citigroup Incorporated (3 Month LIBOR+4.52%) ±	6.25	12-29-2049	1,030,000	1,196,088
JPMorgan Chase & Company (U.S. SOFR+0.70%) ±	1.04	2-4-2027	3,165,000	3,126,372
JPMorgan Chase & Company (U.S. SOFR+1.02%) ±%%	2.07	6-1-2029	5,000,000	5,007,247
JPMorgan Chase & Company (5 Year Treasury Constant Maturity+2.85%) ʊ±	3.65	6-1-2026	4,000,000	4,018,760
JPMorgan Chase & Company (3 Month LIBOR+3.25%) ±	5.15	12-29-2049	3,625,000	3,724,688
PNC Financial Services (3 Month LIBOR+3.30%) ±	5.00	12-29-2049	565,000	630,681
Santander Holdings USA Incorporated	3.24	10-5-2026	1,125,000	1,201,707
Truist Financial Corporation (5 Year Treasury Constant Maturity+4.61%) ʊ±	4.95	9-1-2025	2,015,000	2,192,320
				46,742,261
See accompanying notes to portfolio of investments

6  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets: 0.87%
Bank of NY Mellon Corporation (5 Year Treasury Constant Maturity+4.36%) ʊ±	4.70%	9-20-2025	$3,100,000	$ 3,379,000
Blackstone Holdings Finance Company LLC 144A	5.00	6-15-2044	1,015,000	1,299,286
Charles Schwab Corporation (5 Year Treasury Constant Maturity+4.97%) ʊ±	5.38	6-1-2025	3,905,000	4,324,788
Charles Schwab Corporation (5 Year Treasury Constant Maturity+3.17%) ʊ±	4.00	6-1-2026	4,000,000	4,160,000
Goldman Sachs Group Incorporated (3 Month LIBOR+0.82%) ±	2.88	10-31-2022	1,910,000	1,929,924
Morgan Stanley (U.S. SOFR+1.43%) ±	2.80	1-25-2052	3,585,000	3,353,638
				18,446,636
Consumer finance: 2.63%
Aviation Capital Group Corporation 144A	5.50	12-15-2024	1,785,000	2,012,275
BOC Aviation USA Corporation 144A	1.63	4-29-2024	9,000,000	9,068,421
Ford Motor Credit Company LLC	4.00	11-13-2030	1,000,000	1,019,940
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	2,000,000	2,125,000
Hyundai Capital America Company 144A	1.30	1-8-2026	4,205,000	4,165,423
Hyundai Capital America Company 144A	2.65	2-10-2025	5,810,000	6,060,502
Private Export Funding Corporation 144A	0.55	7-30-2024	29,766,000	29,824,684
Springleaf Finance Corporation	7.13	3-15-2026	1,500,000	1,745,625
				56,021,870
Diversified financial services: 0.46%
Bankers Healthcare Group BHG Series 2021 Class A-B 144A	2.79	11-17-2033	4,940,000	4,957,887
KKR Group Finance Company LLC 144A	5.13	6-1-2044	1,960,000	2,455,569
WEA Finance LLC 144A	2.88	1-15-2027	2,390,000	2,454,197
				9,867,653
Insurance: 1.85%
Athene Global Funding 144A	2.55	11-19-2030	3,000,000	2,984,179
Athene Global Funding 144A	2.95	11-12-2026	3,550,000	3,786,395
Axis Specialty Finance LLC (5 Year Treasury Constant Maturity+3.19%) ±	4.90	1-15-2040	5,105,000	5,392,156
Brighthouse Financial Incorporated 144A	1.55	5-24-2026	3,500,000	3,515,498
Brighthouse Financial Incorporated	4.70	6-22-2047	820,000	884,738
Guardian Life Insurance Company 144A	3.70	1-22-2070	1,500,000	1,477,179
Guardian Life Insurance Company 144A	4.85	1-24-2077	1,045,000	1,257,634
Metlife Incorporated (5 Year Treasury Constant Maturity+3.58%) ʊ±	3.85	9-15-2025	7,000,000	7,297,500
National Life Global Insurance Company (3 Month LIBOR+3.31%) 144A±	5.25	7-19-2068	1,668,000	1,810,539
New York Life Insurance Company 144A	3.75	5-15-2050	1,670,000	1,780,197
OneAmerica Financial Partners Incorporated 144A	4.25	10-15-2050	1,635,000	1,628,566
PartnerRe Finance II Incorporated (3 Month LIBOR+2.33%) ±	2.46	12-1-2066	1,345,000	1,153,526
Security Benefit Company 144A	1.25	5-17-2024	3,000,000	3,009,788
Transatlantic Holdings Incorporated	8.00	11-30-2039	2,329,000	3,540,328
				39,518,223
See accompanying notes to portfolio of investments

Wells Fargo Core Plus Bond Fund  |  7

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Thrifts & mortgage finance: 0.16%
Ladder Capital Finance Holdings LP 144A	4.25%	2-1-2027	$525,000	$ 513,188
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	2,500,000	2,543,750
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	380,000	375,250
				3,432,188
Health care: 0.45%
Health care providers & services: 0.36%
AdaptHealth LLC 144A	4.63	8-1-2029	195,000	191,330
CommonSpirit Health	2.95	11-1-2022	1,250,000	1,292,402
Dignity Health	3.81	11-1-2024	2,000,000	2,173,524
Highmark Incorporated 144A	6.13	5-15-2041	710,000	919,005
Magellan Health Incorporated	4.90	9-22-2024	2,785,000	3,056,677
				7,632,938
Pharmaceuticals: 0.09%
Bausch Health Companies Incorporated 144A	5.00	1-30-2028	2,000,000	1,875,000
Industrials: 2.75%
Aerospace & defense: 0.58%
Spirit AeroSystems Holdings Incorporated	4.60	6-15-2028	1,010,000	977,175
The Boeing Company	2.20	2-4-2026	8,170,000	8,204,932
The Boeing Company	5.81	5-1-2050	2,490,000	3,202,498
				12,384,605
Airlines: 1.47%
Alaska Airlines 144A	4.80	2-15-2029	2,743,101	3,034,287
American Airlines Group Incorporated 144A«	3.75	3-1-2025	980,000	884,450
American Airlines Group Incorporated 144A	5.75	4-20-2029	1,500,000	1,609,095
Delta Air Lines Incorporated	2.00	12-10-2029	3,613,634	3,619,465
Delta Air Lines Incorporated	3.75	10-28-2029	1,105,000	1,102,263
Delta Air Lines Incorporated 144A	4.75	10-20-2028	1,850,000	2,019,404
Delta Air Lines Incorporated	7.38	1-15-2026	3,000,000	3,532,358
Delta Airlines Pass-Through Certificates Series 2015-B	4.25	1-30-2025	1,960,927	2,004,215
Jetblue Airways Corporation	4.00	5-15-2034	1,934,563	2,107,585
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	7,625,000	8,370,725
United Airlines Incorporated 144A	4.63	4-15-2029	3,000,000	3,099,435
				31,383,282
Commercial services & supplies: 0.14%
Corecivic Incorporated	8.25	4-15-2026	3,000,000	2,926,800
Industrial conglomerates: 0.11%
General Electric Company (3 Month LIBOR+3.33%) ±	3.51	12-29-2049	2,537,000	2,440,087
Trading companies & distributors: 0.15%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	815,000	845,958
See accompanying notes to portfolio of investments

8  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trading companies & distributors (continued)
Fortress Transportation & Infrastructure Investors LLC 144A	6.50%	10-1-2025	$995,000	$ 1,032,313
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	1,110,000	1,280,663
				3,158,934
Transportation infrastructure: 0.30%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2026	5,630,000	4,707,045
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	1,050,000	833,497
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2028	1,150,000	851,823
				6,392,365
Information technology: 1.59%
Electronic equipment, instruments & components: 0.43%
Corning Incorporated	3.90	11-15-2049	2,500,000	2,728,923
Jabil Incorporated	1.70	4-15-2026	4,500,000	4,518,217
Jabil Incorporated	3.00	1-15-2031	1,875,000	1,901,821
				9,148,961
Software: 0.89%
Logan Merger Sub Incorporated 144A	5.50	9-1-2027	1,250,000	1,287,400
MPH Acquisition Holdings LLC 144A«	5.75	11-1-2028	3,000,000	2,985,480
Oracle Corporation	3.95	3-25-2051	6,680,000	6,937,210
ServiceNow Incorporated	1.40	9-1-2030	8,400,000	7,705,460
				18,915,550
Technology hardware, storage & peripherals: 0.27%
Dell International LLC 144A	8.35	7-15-2046	1,175,000	1,844,184
Dell International LLC / EMC Corporation 144A	6.20	7-15-2030	3,125,000	3,914,375
				5,758,559
Materials: 0.09%
Containers & packaging: 0.05%
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	1,000,000	1,007,160
Metals & mining: 0.04%
Cleveland Cliffs Incorporated	5.88	6-1-2027	800,000	837,984
Real estate: 1.61%
Equity REITs: 1.39%
American Assets Trust LP	3.38	2-1-2031	1,000,000	1,008,451
National Health Investor Company	3.00	2-1-2031	2,000,000	1,902,056
Omega Healthcare Investors Incorporated	3.38	2-1-2031	2,930,000	2,957,460
Omega Healthcare Investors Incorporated	4.50	1-15-2025	2,130,000	2,328,991
Omega Healthcare Investors Incorporated	5.25	1-15-2026	1,700,000	1,941,648
Sabra Health Care LP / Sabra Capital Corporation	5.13	8-15-2026	3,875,000	4,355,530
Service Properties Trust Company	3.95	1-15-2028	3,000,000	2,685,000
Simon Property Group LP	1.75	2-1-2028	5,000,000	4,935,944
Simon Property Group LP	3.80	7-15-2050	2,880,000	3,020,735
See accompanying notes to portfolio of investments

Wells Fargo Core Plus Bond Fund  |  9

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Equity REITs (continued)
Tanger Properties LP	3.75%	12-1-2024		$1,600,000	$ 1,716,175
WEA Finance LLC 144A	4.75	9-17-2044		2,610,000	2,720,365
					29,572,355
Real estate management & development: 0.22%
Vornado Realty LP	3.40	6-1-2031		4,680,000	4,716,402
Utilities: 1.52%
Electric utilities: 1.13%
Basin Electric Power Cooperative 144A	4.75	4-26-2047		2,315,000	2,672,537
Georgia Power Company	3.70	1-30-2050		3,260,000	3,442,720
NRG Energy Incorporated 144A	4.45	6-15-2029		5,415,000	5,911,084
Oglethorpe Power Corporation	5.05	10-1-2048		1,060,000	1,292,055
Oglethorpe Power Corporation	3.75	8-1-2050		2,320,000	2,361,614
Southern California Edison Company	3.65	2-1-2050		1,600,000	1,570,076
The Southern Company (5 Year Treasury Constant Maturity+3.73%) ±	4.00	1-15-2051		4,000,000	4,232,080
Tucson Electric Power Company	4.00	6-15-2050		2,415,000	2,689,814
					24,171,980
Multi-utilities: 0.39%
CenterPoint Energy Incorporated (3 Month LIBOR+0.50%) ±	0.63	3-2-2023		2,865,000	2,865,953
CenterPoint Energy Incorporated (U.S. SOFR+0.65%) ±	0.66	5-13-2024		2,480,000	2,482,753
CenterPoint Energy Incorporated	0.70	3-2-2023		2,865,000	2,867,482
					8,216,188
Total Corporate bonds and notes (Cost $506,833,760)					528,557,455
Foreign corporate bonds and notes: 2.39%
Communication services: 0.28%
Media: 0.28%
Tele Columbus AG 144A	3.88	5-2-2025	EUR	2,320,000	2,868,024
Ziggo Bond Company BV 144A	3.38	2-28-2030	EUR	2,500,000	2,999,084
					5,867,108
Consumer discretionary: 0.25%
Auto components: 0.14%
HP Pelzer Holding GmbH 144A	4.13	4-1-2024	EUR	2,480,000	2,918,387
Automobiles: 0.11%
Peugeot SA Company	2.00	3-20-2025	EUR	1,800,000	2,330,982
Consumer staples: 0.73%
Food & staples retailing: 0.09%
Tasty Bondco 1 SA 144A	6.25	5-15-2026	EUR	1,600,000	1,816,883
See accompanying notes to portfolio of investments

10  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Food products: 0.23%
Danone SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.43%) ʊ±	1.75%	3-27-2023	EUR	2,600,000	$ 3,241,907
Sigma Holdings Company BV 144A	5.75	5-15-2026	EUR	1,500,000	1,756,008
					4,997,915
Household products: 0.09%
Energizer Gamma Acquisition BV 144A	4.63	7-15-2026	EUR	1,600,000	1,997,849
Tobacco: 0.32%
BAT International Finance plc	2.25	1-16-2030	EUR	5,250,000	6,798,722
Energy: 0.31%
Oil, gas & consumable fuels: 0.31%
Eni SpA	1.13	9-19-2028	EUR	3,200,000	4,119,001
Total SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.78%) ±	3.88	12-29-2049	EUR	2,000,000	2,520,456
					6,639,457
Financials: 0.18%
Banks: 0.18%
Bankia SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +5.82%) ʊ±	6.00	7-18-2022	EUR	1,200,000	1,530,896
Caixa Geral de Depositos SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +10.93%) ʊ±	10.75	3-30-2022	EUR	1,800,000	2,367,744
					3,898,640
Health care: 0.17%
Pharmaceuticals: 0.17%
Takeda Pharmaceutical Company Limited	2.00	7-9-2040	EUR	2,750,000	3,505,232
Industrials: 0.29%
Commercial services & supplies: 0.07%
Paprec Holding SA 144A	4.00	3-31-2025	EUR	1,200,000	1,485,594
Containers & packaging: 0.14%
Can-Pack SA 144A	2.38	11-1-2027	EUR	2,500,000	3,112,688
Electrical equipment: 0.08%
Gamma Bidco SpA 144A	6.25	7-15-2025	EUR	1,300,000	1,665,976
Real estate: 0.18%
Real estate management & development: 0.18%
Akelius Residential Property AB (EURIBOR ICE Swap Rate 11:00am +3.49%) ±	3.88	10-5-2078	EUR	2,500,000	3,220,109
ATF Netherlands BV	1.50	7-15-2024	EUR	500,000	637,005
					3,857,114
Total Foreign corporate bonds and notes (Cost $46,537,935)					50,892,547
Foreign government bonds: 1.63%
Brazil	10.00	1-1-2029	BRL	8,000,000	1,690,814
Brazil Government Bond ¤	0.00	1-1-2024	BRL	57,000,000	9,045,314
Brazil Government Bond	10.00	1-1-2025	BRL	8,600,000	1,821,270
See accompanying notes to portfolio of investments

Wells Fargo Core Plus Bond Fund  |  11

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign government bonds (continued)
Hungary	1.00%	11-26-2025	HUF	900,000,000	$ 3,022,807
Indonesia Government Bond	5.50	4-15-2026	IDR	146,400,000,000	10,225,966
Malaysia Government Bond	3.88	3-14-2025	MYR	15,000,000	3,810,182
Malaysia Government Bond	3.96	9-15-2025	MYR	15,000,000	3,830,217
Mexico	3.75	2-21-2024	EUR	1,000,000	1,246,887
Total Foreign government bonds (Cost $36,391,663)					34,693,457

	Shares
Investment companies: 0.36%
Exchange-traded funds: 0.36%
iShares Broad USD High Yield Corporate Bond ETF «	188,000	7,753,120
Total Investment companies (Cost $7,395,920)		7,753,120

			Principal
Loans: 0.74%
Communication services: 0.00%
Media: 0.00%
Clear Channel Outdoor Holdings (1 Month LIBOR+3.50%) ±	3.50	8-21-2026	$29,924	28,947
Consumer discretionary: 0.04%
Hotels, restaurants & leisure: 0.04%
Carnival Corporation (1 Month LIBOR+7.50%) ±	8.50	6-30-2025	813,850	816,560
Energy: 0.09%
Oil, gas & consumable fuels: 0.09%
Apergy Corporation (1 Month LIBOR+5.00%) ±	6.00	6-3-2027	1,828,750	1,863,039
Health care: 0.06%
Health care equipment & supplies: 0.06%
Surgery Center Holdings Incorporated (1 Month LIBOR+3.75%) ±	4.50	8-31-2026	1,206,250	1,207,758
Industrials: 0.34%
Airlines: 0.27%
AAdvantage American Airlines Incorporated (1 Month LIBOR+4.75%) <±%%	5.50	4-20-2028	3,000,000	3,090,000
Mileage Plus Holdings LLC (1 Month LIBOR+5.25%) ±	6.25	6-21-2027	2,475,000	2,639,588
				5,729,588
Industrial conglomerates: 0.07%
Werner Finco LP (3 Month LIBOR+4.00%) ±	5.00	7-24-2024	1,536,021	1,536,021
Information technology: 0.09%
Software: 0.09%
Sophia LP (1 Month LIBOR+3.75%) ±	4.50	10-7-2027	1,995,000	1,999,569
See accompanying notes to portfolio of investments

12  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Materials: 0.12%
Paper & forest products: 0.12%
Vertical US Newco Incorporated (1 Month LIBOR+4.25%) ±	4.25%	7-30-2027	$2,487,516	$ 2,495,451
Total Loans (Cost $15,599,993)				15,676,933
Municipal obligations: 0.68%
California: 0.08%
Transportation revenue: 0.08%
Alameda CA Corridor Transportation Authority CAB Refunding Bond Subordinated Series B ¤	0.00	10-1-2028	2,115,000	1,719,509
Illinois: 0.36%
GO revenue: 0.19%
Cook County IL Series B	6.36	11-15-2033	1,745,000	2,372,374
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB ¤	0.00	1-1-2025	1,820,000	1,734,612
				4,106,986
Tax revenue: 0.17%
Chicago IL Transit Authority Taxable Pension Funding Series A	6.90	12-1-2040	1,075,000	1,514,818
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2010-B1 ¤	0.00	6-15-2026	1,975,000	1,853,965
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2012-B ¤	0.00	12-15-2051	765,000	281,459
				3,650,242
Kansas: 0.01%
Health revenue: 0.01%
Kansas Development Finance Authority Village Shalom Project Series 2018-B	4.00	11-15-2025	270,000	276,077
Maryland: 0.04%
Education revenue: 0.04%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	720,000	723,735
Michigan: 0.04%
Miscellaneous revenue: 0.04%
Michigan Finance Authority Local Government Loan Program Project Series E	7.19	11-1-2022	855,000	908,113
Pennsylvania: 0.15%
Education revenue: 0.11%
Commonwealth of Pennsylvania Financing Authority Series A	4.14	6-1-2038	1,995,000	2,302,362
See accompanying notes to portfolio of investments

Wells Fargo Core Plus Bond Fund  |  13

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.04%
Quakertown PA General Authority U.S. Department of Agriculture Loan Anticipation Notes Series 2017-B	3.80%	7-1-2021	$900,000	$ 899,965
Total Municipal obligations (Cost $12,450,392)				14,586,989
Non-agency mortgage-backed securities: 18.84%
Agate Bay Mortgage Loan Trust Series 2015-3 Class B3 144A±±	3.60	4-25-2045	1,270,111	1,289,172
American Money Management Corporation Series 2014-14A Class A1R2 (3 Month LIBOR+1.02%)144A±	1.20	7-25-2029	8,570,000	8,566,375
American Money Management Corporation Series 2015-16A Class AR2 (3 Month LIBOR+0.98%)144A±	1.17	4-14-2029	5,000,000	4,999,155
American Money Management Corporation Series 2016-19A Class AR (3 Month LIBOR+1.14%)144A±	1.32	10-16-2028	2,165,052	2,165,219
Angel Oak Mortgage Trust I LLC Series 2019-3 Class A1 144A±±	2.93	5-25-2059	482,229	484,883
Angel Oak Mortgage Trust I LLC Series 2019-4 Class A1 144A±±	2.99	7-26-2049	4,124,018	4,163,281
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	3,333,855	3,347,394
Apidos CLO Series 2019 Class 3-1-A 144A (3 Month LIBOR+3.10%)144A±	3.21	4-15-2031	3,000,000	3,001,224
Arbys Funding LLC Series 2020-1A Class A2 144A	3.24	7-30-2050	6,649,750	6,898,517
Arch Street CLO Limited Series 2016 Class 2A-CR2 (3 Month LIBOR+2.30%)144A±	2.49	10-20-2028	2,355,000	2,355,148
Arch Street CLO Limited Series 2016-2A Class DR2 (3 Month LIBOR+3.45%)144A±	3.64	10-20-2028	2,430,000	2,430,129
Avery Point CLO Limited Series 2015-7A Class AR2 (3 Month LIBOR+0.96%)144A±	1.14	1-15-2028	7,925,661	7,923,061
Bain Capital Create CLO Limited Series 2017 Class 1 (3 Month LIBOR+1.95%)144A±	2.04	7-20-2030	3,725,000	3,725,264
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50	3-25-2040	148,868	148,735
Bojangles Issuer LLC Series 2020-1A Class A2 144A	3.83	10-20-2050	7,445,000	7,826,184
Brookside Mill CLO Limited Series 2013 Class 1A (3 Month LIBOR+2.65%)144A±	2.84	1-17-2028	4,000,000	3,980,852
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72	11-25-2059	2,167,223	2,213,372
BX Trust Series 2019-OC11 Class A 144A	3.20	12-9-2041	4,975,000	5,314,823
Carlyle Global Market Series 2016-1A Class R2 (3 Month LIBOR+3.35%)144A±	3.51	4-20-2034	1,500,000	1,501,377
Cascade Funding Mortgage Trust Series 2018-RM2 Class A 144A±±	4.00	10-25-2068	415,257	432,136
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	1,035,000	1,137,322
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR+0.80%)144A±	0.99	1-20-2028	2,056,302	2,053,746
Citigroup Commercial Mortgage Trust 2017-MDRA Class A 144A	3.66	7-10-2030	2,000,000	2,020,406
Colt Funding LLC Series 2020-1R Class A1 144A±±	1.26	9-25-2065	1,830,234	1,837,349
See accompanying notes to portfolio of investments

14  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Commercial Mortgage Trust Series 2014-CR15 Class A2	2.93%	2-10-2047	$24,269	$ 24,204
Credit Suisse Mortgage Trust Series 2013-IVR2 Class B4 144A±±	3.39	4-25-2043	2,124,620	2,157,708
Credit Suisse Mortgage Trust Series 2021-AFC1 Class A2 144A±±	1.07	3-25-2056	8,786,439	8,777,880
CSMLT Trust Series 2015-1 Class B4 144A±±	3.81	5-25-2045	3,462,216	3,534,495
DB Master Finance LLC Series 2017-1A Class A2I 144A	3.63	11-20-2047	8,852,625	8,983,644
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR+1.03%)144A±	1.13	12-19-2030	582,684	583,024
Deephaven Residential Mortgage Series 2019-4A Class A1 144A±±	2.79	10-25-2059	1,265,606	1,278,247
Dryden Senior Loan Fund Series 2013-28A Class A2LR (3 Month LIBOR+1.65%)144A±	1.81	8-15-2030	4,000,000	4,001,140
Dryden Senior Loan Fund Series 2019-72A (3 Month LIBOR+1.85%)144A±	1.96	5-15-2032	3,550,000	3,551,019
Educational Services of America Series 2015-1 Class A (1 Month LIBOR+0.80%)144A±	0.89	10-25-2056	713,248	711,356
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 †	8.00	7-25-2027	15,908	2
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	1,597,925	1,671,890
Freedom Financial Trust Series 2021-1CP Class B 144A	1.41	3-20-2028	2,500,000	2,511,836
FREMF Mortgage Trust Series 2020-KF76 Class B (1 Month LIBOR+2.75%)144A±	2.86	1-25-2030	3,931,661	3,920,282
FWD Securitization Trust Series 2019-INV1 Class A3 144A±±	3.11	6-25-2049	2,487,429	2,543,940
GB Trust Series 2020-FlLIX (1 Month LIBOR+1.12%)144A±	1.22	8-15-2037	3,000,000	3,011,176
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	3,538,430	3,555,699
GCAT Series 2019-NQM2 Class A1 144A	2.86	9-25-2059	2,478,239	2,497,082
GCAT Series 2019-RPl1 Class A1 144A±±	2.65	10-25-2068	3,628,183	3,751,284
Gilbert Park CLO Series 2017-1A Class B (3 Month LIBOR+1.60%)144A±	1.78	10-15-2030	3,000,000	3,000,462
Goldman Sachs Mortgage Securities Trust Series 2019-GSA1 Class C ±±	3.81	11-10-2052	500,000	526,185
Goldman Sachs Mortgage Securities Trust Series 2019-PJ2 Class A4 144A±±	4.00	11-25-2049	805,670	807,337
Gracie Point International Series 2020-B Class A (1 Month LIBOR+1.40%)144A±	1.51	5-2-2023	5,859,771	5,917,877
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR+1.00%)144A±	1.10	11-15-2036	2,416,198	2,416,198
Imperial Fund LLC Series 2020-NQM1 Class A1 144A±±	1.38	10-25-2055	1,971,446	1,980,561
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8 Class ASB	2.38	10-15-2045	1,046,328	1,058,743
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-3 Class B4 144A±±	3.39	7-25-2043	3,616,907	3,638,980
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR+0.96%)144A±	1.06	7-15-2036	5,000,000	4,999,999
See accompanying notes to portfolio of investments

Wells Fargo Core Plus Bond Fund  |  15

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
JPMorgan Mortgage Trust Series 2014-2 Class B4 144A±±	3.42%	6-25-2029	$1,215,000	$ 1,248,101
JPMorgan Mortgage Trust Series 2020-1 Class A15 144A±±	3.50	6-25-2050	2,128,532	2,166,872
Lendmark Funding Trust Series 2018-2A Class A 144A	4.23	4-20-2027	600,000	608,609
LoanCore Limited Series 2018-CRE1 Class A (1 Month LIBOR+1.13%)144A±	1.23	5-15-2028	1,038,496	1,038,820
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X 144A♀±±	0.78	5-28-2040	35,825	0
Mello Warehouse Securitization Trust Series 2021-2 Class C (1 Month LIBOR+1.10%)144A±	1.21	4-25-2055	6,735,000	6,744,737
Metlife Securitization Trust 2019-1A Class A1A 144A±±	3.75	4-25-2058	1,568,475	1,616,245
MF1 Multifamily Housing Mortgage Series 2020-FL3 Class A (1 Month LIBOR+2.05%)144A±	2.15	7-15-2035	3,700,000	3,737,589
MF1 Multifamily Housing Mortgage Series 2021-FL5 Class A (1 Month LIBOR+0.85%)144A±	0.95	7-15-2036	11,000,000	10,990,441
MFRA Trust Series 2020-NQM3 Class A1 144A±±	1.01	1-26-2065	3,083,688	3,090,012
MFRA Trust Series 2021-NQM1 Class A2 144A±±	1.38	4-25-2065	9,160,786	9,161,834
Mill City Mortgage Trust Series 2019 Class M2 144A±±	3.25	7-25-2059	4,592,000	4,802,357
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	766,878	771,787
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B ±±	3.31	9-15-2049	610,000	624,673
Morgan Stanley Capital I Series 2004-RR2 Class X 144A♀±±	0.35	10-28-2033	1,408	3
Neighborly Issuer LLC Series 2021-1 144A	3.58	4-30-2051	8,000,000	8,189,200
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1 144A±±	3.25	7-25-2059	5,000,000	5,228,413
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3 144A	2.80	1-20-2051	4,250,000	4,345,042
Octagon Investment Partners Series 2017-1A Class A2R (3 Month LIBOR+1.45%)144A±	1.64	3-17-2030	8,205,000	8,186,342
Octane Receivables Trust Series 2021-1A Class B 144A	1.53	4-20-2027	3,000,000	3,017,093
Ocwen Master Advance Receivables Trust Series 2020-T1 Class CT1 144A	2.32	8-15-2052	1,400,000	1,418,659
Ondeck Asset Secuitization Trust Series 2021-1A Class B 144A	2.28	5-17-2027	4,000,000	4,053,540
Onslow Bay Financial LLC Series 2020 Class A21 144A±±	3.50	12-25-2049	1,926,936	1,964,328
OZLM Funding Limited Series 2014-8A Class A2RR (3 Month LIBOR+1.80%)144A±	1.99	10-17-2029	5,400,000	5,401,156
Pagaya AI Selection Trust Series 2021-1 Class A 144A	1.18	11-15-2027	12,015,000	12,038,473
Pagaya AI Selection Trust Series 2021-HG1 Class A 144A	1.22	1-16-2029	11,350,000	11,348,643
See accompanying notes to portfolio of investments

16  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Palmer Square Loan Funding Limited Series 2019-2A Class A1 (3 Month LIBOR+0.97%)±	1.16%	4-20-2027	$1,323,227	$ 1,323,438
Parallel Limited Series 2021-1A Class D (3 Month LIBOR+3.45%)±%%	3.58	7-15-2034	8,500,000	8,500,884
PFS Financing Corporation Series 2021-A Class A 144A	0.71	4-15-2026	7,290,000	7,303,532
Residential Mortgage Loan Trust Series 2020-1 Class M1 144A±±	3.24	2-25-2024	5,000,000	5,088,073
Residential Mortgage Loan Trust Series 2021-1R Class A2 144A±±	1.10	1-25-2065	2,983,651	2,981,191
ServiceMaster Brands Series 2020-1 Class A2I 144A	2.84	1-30-2051	3,690,750	3,815,054
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D ♀±±	4.39	1-5-2043	1,227,000	976,423
Shellpoint Company Originator Trust Series 2016-1 Class B2 144A±±	3.62	11-25-2046	5,811,149	6,126,111
Sound Point CLO Limited Series 2013-2RA Class A1 (3 Month LIBOR+0.95%)144A±	1.13	4-15-2029	2,825,000	2,816,050
Sound Point CLO Limited Series 2015-1RA Class BR (3 Month LIBOR+1.55%)±	1.73	4-15-2030	10,340,000	10,269,843
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	1,304,280	1,311,925
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 144A±±	2.61	9-27-2049	1,641,168	1,664,266
Station Place Securitization Trust Series 2021-WL1 Class A (1 Month LIBOR+0.65%)144A±	0.76	1-26-2054	6,790,000	6,794,355
TCW Collateralized Loan Obligation Limited Series 2017-1A Class BR (3 Month LIBOR+1.55%)144A±	1.73	7-29-2029	5,545,000	5,545,643
Towd Point Mortgage Trust Series 2015-1 Class A3 144A±±	3.25	10-25-2053	5,500,000	5,598,284
Towd Point Mortgage Trust Series 2015-2 Class 1M2 144A±±	3.45	11-25-2060	4,530,000	4,753,134
Towd Point Mortgage Trust Series 2015-4 Class A2 144A±±	3.75	4-25-2055	2,377,351	2,401,993
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	1,597,656	1,648,990
Towd Point Mortgage Trust Series 2019-4 Class M1 144A±±	3.50	10-25-2059	4,000,000	4,236,914
Towd Point Mortgage Trust Series 2019-MH1 Class A1 144A±±	3.00	11-25-2058	1,226,360	1,254,842
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±	3.00	11-25-2059	2,171,074	2,184,678
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,243,446
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR+0.85%)144A±	0.95	2-15-2032	2,930,000	2,922,350
Verizon Owner Trust Series 2018-1A Class C 144A	3.20	9-20-2022	12,205,000	12,257,452
Verus Securitization Trust Series 2021-R3 Class A1 144A♦±±	1.02	4-25-2064	2,920,000	2,919,991
Voya CLO Limited Series 2015-2A Class AR (3 Month LIBOR+0.97%)144A±	1.14	7-23-2027	2,417,520	2,417,740
See accompanying notes to portfolio of investments

Wells Fargo Core Plus Bond Fund  |  17

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Voya CLO Limited Series 2017-1A (3 Month LIBOR+1.90%)144A±	2.01%	4-17-2030	$4,500,000	$ 4,500,459
Wingstop Funding LLC Series 2020-1A Class A2 144A	2.84	12-5-2050	3,350,000	3,454,688
ZAIS CLO 6 Limited Series 2017-1A (3 Month LIBOR+2.65%)144A±	2.76	7-15-2029	7,450,000	7,450,715
Zaxby S. Funding LLC Series 2021-1A Class A2 144A%%	3.24	7-30-2051	4,920,000	4,927,006
Total Non-agency mortgage-backed securities (Cost $398,387,383)				401,709,813
U.S. Treasury securities: 11.25%
TIPS	0.13	7-15-2030	17,987,257	19,859,304
TIPS	0.13	1-15-2031	29,037,183	31,864,474
TIPS	1.38	2-15-2044	3,192,919	4,291,954
U.S. Treasury Bond	1.63	11-15-2050	8,686,000	7,421,101
U.S. Treasury Bond ##	1.88	2-15-2051	38,840,000	35,314,056
U.S. Treasury Bond	2.25	8-15-2049	6,670,000	6,601,476
U.S. Treasury Bond	2.38	11-15-2049	2,105,000	2,141,015
U.S. Treasury Note	0.25	8-31-2025	1,535,000	1,509,996
U.S. Treasury Note ##	0.25	10-31-2025	25,475,000	25,001,324
U.S. Treasury Note	0.38	4-30-2025	13,685,000	13,594,123
U.S. Treasury Note ##	0.38	11-30-2025	22,745,000	22,419,817
U.S. Treasury Note	0.38	12-31-2025	6,135,000	6,040,818
U.S. Treasury Note ##	0.38	1-31-2026	20,390,000	20,046,715
U.S. Treasury Note	0.63	8-15-2030	650,000	597,898
U.S. Treasury Note	0.75	4-30-2026	13,980,000	13,953,788
U.S. Treasury Note %%	2.25	5-15-2041	12,400,000	12,494,938
U.S. Treasury Note	2.38	5-15-2051	16,400,000	16,717,750
Total U.S. Treasury securities (Cost $241,791,814)				239,870,547
Yankee corporate bonds and notes: 11.98%
Communication services: 0.75%
Diversified telecommunication services: 0.08%
Telefonica Emisiones SAU	5.21	3-8-2047	1,485,000	1,782,407
Interactive media & services: 0.61%
Baidu Incorporated	2.38	10-9-2030	5,000,000	4,914,160
Tencent Holdings Limited 144A	3.98	4-11-2029	3,000,000	3,298,466
Tencent Holdings Limited 144A	3.68	4-22-2041	4,695,000	4,795,136
				13,007,762
Media: 0.06%
WPP Finance Limited 2010	3.75	9-19-2024	1,054,000	1,152,387
Consumer discretionary: 0.89%
Automobiles: 0.16%
Nissan Motor Company 144A	4.81	9-17-2030	2,961,000	3,275,352
Hotels, restaurants & leisure: 0.36%
GENM Capital Labuan Limited 144A	3.88	4-19-2031	7,900,000	7,746,566
See accompanying notes to portfolio of investments

18  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet & direct marketing retail: 0.37%
Alibaba Group Holding Limited	3.25%	2-9-2061	$3,835,000	$ 3,626,083
Prosus NV 144A	3.83	2-8-2051	3,000,000	2,769,982
Prosus NV 144A	4.03	8-3-2050	1,565,000	1,490,167
				7,886,232
Energy: 1.29%
Oil, gas & consumable fuels: 1.29%
Aker BP ASA 144A	4.75	6-15-2024	6,255,000	6,407,983
Baytex Energy Corporation 144A	5.63	6-1-2024	1,000,000	970,000
BP Capital Markets plc (5 Year Treasury Constant Maturity+4.40%) ʊ±	4.88	3-22-2030	4,950,000	5,337,189
Comision Federal de Electricidad 144A«	3.35	2-9-2031	4,085,000	4,023,766
Comision Federal de Electricidad 144A	4.75	2-23-2027	1,140,000	1,265,400
Galaxy Pipeline Assets Company 144A	2.16	3-31-2034	4,995,000	4,929,843
Northriver Midstream Finance LP 144A	5.63	2-15-2026	1,050,000	1,079,148
Saudi Arabian Oil Company 144A	2.25	11-24-2030	3,660,000	3,581,243
				27,594,572
Financials: 6.67%
Banks: 3.51%
ABN AMRO Bank NV 144A	4.75	7-28-2025	1,800,000	2,024,820
African Export Import Bank 144A	3.80	5-17-2031	2,600,000	2,630,420
Banco Bradesco 144A	2.85	1-27-2023	3,205,000	3,281,952
Banco de Bogota SA 144A	6.25	5-12-2026	1,400,000	1,536,514
Banco del Estado de Chile 144A	2.70	1-9-2025	4,165,000	4,331,642
Banco do Brasil SA 144A	4.63	1-15-2025	1,615,000	1,736,319
Banco General SA 144A	4.13	8-7-2027	5,625,000	6,103,181
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%) 144A±	4.88	1-29-2031	1,500,000	1,560,000
Banco Internacional del Peru 144A	3.25	10-4-2026	1,600,000	1,626,016
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.97%) 144Aʊ±	6.75	9-27-2024	1,565,000	1,678,463
Banco Safra SA 144A	4.13	2-8-2023	1,695,000	1,763,664
Banco Santander Mexico (5 Year Treasury Constant Maturity+3.00%) 144A±	5.95	10-1-2028	1,700,000	1,850,892
Banque Ouest Africaine de Developpement 144A	5.00	7-27-2027	2,520,000	2,797,402
Barclays plc (1 Year Treasury Constant Maturity+0.80%) ±	1.01	12-10-2024	3,710,000	3,730,316
BNP Paribas (U.S. SOFR+1.00%) 144A±	1.32	1-13-2027	5,455,000	5,398,883
BPCE SA 144A	5.15	7-21-2024	1,725,000	1,934,553
Danske Bank 144A	5.38	1-12-2024	1,705,000	1,900,296
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year+2.55%) ±	4.88	12-1-2032	1,750,000	1,892,065
HSBC Holdings plc (U.S. SOFR+0.71%) ±	0.98	5-24-2025	4,200,000	4,217,689
Itau Unibanco Holding SA 144A	3.25	1-24-2025	3,510,000	3,613,545
Macquire Bank Limited (5 Year Treasury Constant Maturity+1.70%) 144A±	3.05	3-3-2036	7,875,000	7,650,721
NatWest Markets plc	0.80	8-12-2024	4,675,000	4,681,066
Perrigo Finance plc	4.90	12-15-2044	1,500,000	1,511,866
See accompanying notes to portfolio of investments

Wells Fargo Core Plus Bond Fund  |  19

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Unicredit SpA (5 Year Treasury Constant Maturity+4.75%) 144A±	5.46%	6-30-2035	$3,000,000	$ 3,244,272
Westpac Banking Corporation	2.96	11-16-2040	2,160,000	2,050,119
				74,746,676
Capital markets: 0.65%
Credit Suisse Group AG (U.S. SOFR+1.73%) 144A±	3.09	5-14-2032	2,695,000	2,734,922
Credit Suisse Group AG (U.S. SOFR+0.98%) 144A±	1.31	2-2-2027	3,000,000	2,937,440
Credit Suisse Group AG (5 Year Treasury Constant Maturity+4.89%) 144Aʊ±	5.25	2-11-2027	3,500,000	3,653,125
Credit Suisse Group Funding Limited (3 Month LIBOR+1.20%) 144A±	3.00	12-14-2023	1,485,000	1,536,999
UBS Group Funding Switzerland AG 144A	3.49	5-23-2023	1,165,000	1,200,060
UBS Group Funding Switzerland AG (USD Swap Semi Annual (vs. 6 Month LIBOR) 5 Year+4.87%) ±	7.00	12-29-2049	1,650,000	1,899,563
				13,962,109
Consumer finance: 0.04%
Unifin Financiera SAB de CV 144A«	9.88	1-28-2029	800,000	779,600
Diversified financial services: 1.20%
Avolon Holdings Funding Limited 144A	2.75	2-21-2028	2,000,000	1,947,598
Avolon Holdings Funding Limited 144A	5.50	1-15-2026	2,515,000	2,825,954
Banco Nacional de Comercio Exterior SNC 144A	4.38	10-14-2025	2,350,000	2,596,750
Brookfield Finance Incorporated	2.72	4-15-2031	4,000,000	4,025,888
Brookfield Finance Incorporated	3.50	3-30-2051	2,865,000	2,817,713
Corporacion Financiera de Desarrollo SA (3 Month LIBOR+5.61%) 144A±	5.25	7-15-2029	1,185,000	1,206,342
DAE Funding LLC 144A	3.38	3-20-2028	3,205,000	3,218,141
GE Capital International Funding Company	4.42	11-15-2035	3,535,000	4,109,592
JAB Holdings BV Company 144A	2.20	11-23-2030	3,000,000	2,867,394
				25,615,372
Insurance: 1.14%
AIA Group Limited 144A	3.38	4-7-2030	5,640,000	6,065,151
Fairfax Financial Holdings Limited	4.85	4-17-2028	2,780,000	3,141,914
Fairfax Financial Holdings Limited	4.63	4-29-2030	4,700,000	5,229,516
Nippon Life Insurance (5 Year Treasury Constant Maturity+2.65%) 144A±	2.75	1-21-2051	4,595,000	4,445,663
Sompo International Holdings Limited	7.00	7-15-2034	1,330,000	1,790,385
Swiss Re Finance (Luxembourg) SA (5 Year Treasury Constant Maturity+3.58%) 144A±	5.00	4-2-2049	1,600,000	1,805,520
Validus Holdings Limited	8.88	1-26-2040	1,210,000	1,912,357
				24,390,506
Thrifts & mortgage finance: 0.13%
Nationwide Building Society (USD ICE Swap Rate 11:00am NY 5 Year+1.85%) 144A±	4.13	10-18-2032	2,500,000	2,741,902
See accompanying notes to portfolio of investments

20  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 0.12%
Pharmaceuticals: 0.12%
Bausch Health Companies Incorporated 144A	5.25%	1-30-2030	$2,000,000	$ 1,842,500
Teva Pharmaceutical Finance BV	2.80	7-21-2023	800,000	792,500
				2,635,000
Industrials: 0.83%
Machinery: 0.24%
Weir Group PLC 144A	2.20	5-13-2026	5,000,000	5,048,914
Paper & forest products: 0.05%
Suzano Austria GmbH	3.75	1-15-2031	1,000,000	1,038,000
Professional services: 0.51%
IHS Markit Limited	4.25	5-1-2029	9,600,000	10,932,462
Transportation infrastructure: 0.03%
Mexico City Airport Trust 144A	5.50	7-31-2047	570,000	564,614
Information technology: 0.59%
Communications equipment: 0.42%
Ericsson LM	4.13	5-15-2022	8,699,000	8,934,221
Semiconductors & semiconductor equipment: 0.17%
SK Hynix Incorporated 144A	2.38	1-19-2031	3,820,000	3,678,550
Materials: 0.64%
Chemicals: 0.64%
Orbia Advance Corporation SAB 144A	4.88	9-19-2022	5,040,000	5,304,802
Syngenta Finance NV 144A	4.44	4-24-2023	8,000,000	8,390,754
				13,695,556
Utilities: 0.20%
Electric utilities: 0.20%
Electricite de France SA 144A	4.95	10-13-2045	1,130,000	1,405,853
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	2,949,791
				4,355,644
Total Yankee corporate bonds and notes (Cost $249,861,354)				255,564,404
Yankee government bonds: 1.83%
Bermuda 144A	3.38	8-20-2050	1,455,000	1,423,427
Bermuda 144A	3.72	1-25-2027	410,000	447,925
Dominican Republic 144A	4.50	1-30-2030	1,000,000	1,025,500
Dominican Republic 144A	4.88	9-23-2032	1,800,000	1,862,100
Provincia de Cordoba 144A	6.88	12-10-2025	1,781,310	1,250,480
Provincia de Santa Fe 144A	7.00	3-23-2023	2,000,000	1,640,020
Republic of Argentina	1.00	7-9-2029	206,310	80,042
Republic of Argentina	1.75	7-9-2030	1,703,981	629,263
Republic of Argentina	5.00	7-9-2035	1,817,118	599,667
Republic of Kenya 144A	8.25	2-28-2048	750,000	830,625
Republic of Paraguay 144A	5.40	3-30-2050	1,750,000	1,993,268
See accompanying notes to portfolio of investments

Wells Fargo Core Plus Bond Fund  |  21

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds (continued)
Republic of Senegal 144A«	6.25%	5-23-2033	$750,000	$ 793,313
State of Israel	5.50	9-18-2033	11,875,000	16,470,393
Sultanate of Oman 144A	6.25	1-25-2031	1,700,000	1,802,299
Ukraine 144A	7.38	9-25-2032	1,200,000	1,271,686
United Mexican States	4.28	8-14-2041	6,565,000	6,812,632
Total Yankee government bonds (Cost $39,583,261)				38,932,640

Short-term investments: 16.45%
Commercial paper: 6.72%
AT&T Incorporated 144A☼	0.30	12-14-2021	7,520,000	7,511,227
BAT International Finance plc 144A☼	0.30	7-27-2021	20,000,000	19,993,667
Brookfield Renewable Partners LP ☼	0.34	6-28-2021	20,000,000	19,997,313
Corporacion Andina de Fomento 144A☼	0.29	5-3-2022	10,000,000	9,982,622
Corporación Andina de Fomento 144A☼	0.31	3-1-2022	10,000,000	9,986,843
Disney Company 144A☼	0.25	3-31-2022	10,000,000	9,979,192
General Motors Financial Company Incorporated 144A☼	0.44	7-26-2021	5,000,000	4,996,247
Glencore Funding LLC 144A☼	0.30	6-28-2021	15,000,000	14,996,513
HSBC USA Incorporated 144A☼	0.36	4-1-2022	22,000,000	21,932,616
NatWest Markets plc 144A☼	0.33	4-21-2022	15,000,000	14,962,143
Walgreens Boots Alliance Incorporated 144A☼	0.24	6-23-2021	9,000,000	8,998,824
				143,337,207

	Yield	Shares
Investment companies: 7.85%
Securities Lending Cash Investments LLC ♠∩∞	0.03	16,582,580	16,582,580
Wells Fargo Government Money Market Fund Select Class ♠∞##	0.03	150,928,958	150,928,958
			167,511,538

				Principal
U.S. Treasury securities: 1.88%
U.S. Treasury Bill ☼#		0.03	6-17-2021	$20,000,000	19,999,978
U.S. Treasury Bill ☼#		0.05	8-26-2021	20,000,000	19,999,403
					39,999,381
Total Short-term investments (Cost $350,810,256)					350,848,126
Total investments in securities (Cost $2,379,123,086)	113.23%				2,414,742,781
Other assets and liabilities, net	(13.23)				(282,149,654)
Total net assets	100.00%				$2,132,593,127

See accompanying notes to portfolio of investments

22  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—May 31, 2021 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
♀	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued and unfunded loans.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
«	All or a portion of this security is on loan.
♠	The issuer is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
☼	Zero coupon security. The rate represents the current yield to maturity.
∞	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
%%	The security is purchased on a when-issued basis.

Abbreviations:
BRL	Brazilian real
CAB	Capital appreciation bond
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
HUF	Hungarian forint
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TIPS	Treasury inflation-protected securities
TVA	Tennessee Valley Authority
See accompanying notes to portfolio of investments

Wells Fargo Core Plus Bond Fund  |  23

Portfolio of investments—May 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$263,640	$468,889,671	$(452,570,731)	$0	$0	$16,582,580		16,582,580	$8,789#
Wells Fargo Government Money Market Fund Select Class	94,304,438	1,190,410,845	(1,133,786,325)	0	0	150,928,958		150,928,958	36,572
				$0	$0	$167,511,538	7.85%		$45,361

#	Amount shown represents income before fees and rebates.
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
6,400,000 CAD	4,299,215 EUR	Citibank	6-30-2021	$42,054	$0
6,400,000 CAD	5,213,425 USD	Citibank	6-30-2021	88,769	0
6,500,000 AUD	4,217,517 EUR	Citibank	6-30-2021	0	(129,164)
69,649,545 USD	58,309,985 EUR	Citibank	6-30-2021	0	(1,693,411)
4,312,817 EUR	6,400,000 CAD	Citibank	6-30-2021	0	(25,411)
4,179,169 EUR	6,500,000 AUD	Citibank	6-30-2021	82,245	0
10,009,985 EUR	12,100,370 USD	Citibank	6-30-2021	146,965	0
				$360,033	$(1,847,986)
See accompanying notes to portfolio of investments

24  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—May 31, 2021 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	339	9-21-2021	$44,727,558	$44,726,813	$0	$(745)
U.S. Long Term Bonds	70	9-21-2021	10,952,935	10,957,188	4,253	0
U.S. Ultra Bond	189	9-21-2021	34,959,434	35,012,250	52,816	0
2-Year U.S. Treasury Notes	1,122	9-30-2021	247,613,159	247,663,970	50,811	0
Short
Euro-BOBL Futures	(135)	6-8-2021	(22,209,424)	(22,178,376)	31,048	0
Euro-Bund Futures	(237)	6-8-2021	(49,446,245)	(49,114,289)	331,956	0
Euro-Schatz Futures	(67)	6-8-2021	(9,158,398)	(9,154,427)	3,971	0
10-Year Ultra Futures	(324)	9-21-2021	(47,053,180)	(46,964,813)	88,367	0
5-Year U.S. Treasury Notes	(81)	9-30-2021	(10,033,113)	(10,031,977)	1,136	0
					$564,358	$(745)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Sell Protection
Markit CDX NA High Yield	5.00%	Quarterly	12-20-2025	USD	28,500,000	$(2,782,322)	$(2,369,940)	$0	$(412,382)
Markit iTraxx Europe Crossover	5.00	Quarterly	6-20-2026	EUR	4,000,000	578,763	571,193	7,570	0
								$7,570	$(412,382)
See accompanying notes to portfolio of investments

Wells Fargo Core Plus Bond Fund  |  25

Notes to portfolio of investments—May 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

26  |  Wells Fargo Core Plus Bond Fund

Notes to portfolio of investments—May 31, 2021 (unaudited)

Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of May 31, 2021, the Fund had unfunded loan commitments of $3,078,750.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and,

Wells Fargo Core Plus Bond Fund  |  27

Notes to portfolio of investments—May 31, 2021 (unaudited)

if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the OTC market (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

28  |  Wells Fargo Core Plus Bond Fund

Notes to portfolio of investments—May 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$366,588,474	$0	$366,588,474
Asset-backed securities	0	105,199,592	0	105,199,592
Common stocks
Energy	3,868,684	0	0	3,868,684
Corporate bonds and notes	0	528,557,455	0	528,557,455
Foreign corporate bonds and notes	0	50,892,547	0	50,892,547
Foreign government bonds	0	34,693,457	0	34,693,457
Investment companies	7,753,120	0	0	7,753,120
Loans	0	12,277,873	3,399,060	15,676,933
Municipal obligations	0	14,586,989	0	14,586,989
Non-agency mortgage-backed securities	0	401,709,813	0	401,709,813
U.S. Treasury securities	239,870,547	0	0	239,870,547
Yankee corporate bonds and notes	0	255,564,404	0	255,564,404
Yankee government bonds	0	38,932,640	0	38,932,640
Short-term investments
Commercial paper	0	143,337,207	0	143,337,207
Investment companies	167,511,538	0	0	167,511,538
U.S. Treasury securities	39,999,381	0	0	39,999,381
	459,003,270	1,952,340,451	3,399,060	2,414,742,781
Forward foreign currency contracts	0	360,033	0	360,033
Futures contracts	564,358	0	0	564,358
Swap contracts	0	7,570	0	7,570
Total assets	$459,567,628	$1,952,708,054	$3,399,060	$2,415,674,742
Liabilities
Forward foreign currency contracts	$0	$1,847,986	$0	$1,847,986
Futures contracts	745	0	0	745
Swap contracts	0	412,382	0	412,382
Total liabilities	$745	$2,260,368	$0	$2,261,113
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2021, $3,988,094 was segregated as cash collateral for open futures contracts and $3,734,724 was segregated as cash collateral for swap contracts. The Fund also had $1,450,117 segregated as cash collateral for open forward foreign currency contracts.
For the nine months ended May 31, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Core Plus Bond Fund  |  29